Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 990,428
Prepaid expenses	209,654
Total current assets	1,200,082
Marketable securities held in trust account	300,046,957
Total Assets	301,247,039
Current liabilities:
Accrued expenses	145,105
Franchise tax payable	116,667
Total current liabilities	261,772
Warrant liabilities	27,253,333
Deferred underwriting fee payable	10,500,000
Total Liabilities	38,015,105
Commitments and Contingencies
Class A common stock subject to possible redemption, 25,823,193 shares at $10.00 per share	258,231,930
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,341,109
Accumulated deficit	(7,342,273)
Total Stockholders’ Equity	5,000,004
Total Liabilities and Stockholders’ Equity	301,247,039
Class A Common Stock
Stockholders’ Equity:
Common stock value	418
Total Stockholders’ Equity	418
Class B common stock
Stockholders’ Equity:
Common stock value	750
Total Stockholders’ Equity	$ 750